Offerings - Offering: 1	May 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	6,434,293
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Consists of 6,434,293 shares of common stock, par value $0.0001 per share (“SEEQC Common Stock”) of SeeQC, Inc., a Delaware corporation (“SEEQC”) to be issued in connection with the Agreement and Plan of Merger (the “Merger Agreement”) by and among SeeQC, Allegro Merger Corp., a Delaware corporation (“Allegro”) and SEEQC Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of SEEQC, including 3,369,793 shares of SEEQC Common Stock to be issued upon the conversion of outstanding shares of common stock, par value $0.0001 per share, of Allegro, 1,532,250 shares of SEEQC Common Stock to be issued upon the conversion of outstanding rights of Allegro, and 1,532,250 shares of SEEQC Common Stock to be issued upon conversion of outstanding common stock purchase warrants of Allegro (the “Allegro Warrants”), assuming the approval by the Allegro warrant holders of the amendment to the Allegro Warrants. Pursuant to Rule 457(f)(2) promulgated under the Securities Act of 1933, as amended, and solely for purposes of calculating the registration fee, the proposed maximum aggregate offering price is estimated to be an amount equal to ($2,001,065.12), calculated as the product of (i) the 6,434,293 shares of SEEQC Common Stock to be issued in connection with the Merger Agreement and (ii) ($0.311), the book value of Allegro's common stock, par value $0.0001 per share as of March 31, 2026. As the foregoing calculation results in a negative number, the maximum aggregate offering price has been estimated as $0.00.